Accounting principles (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Principles [Abstract]
Disclosure of depreciation period of property, plant and equipment	Property, plant and equipment are depreciated using the straight-line method over the estimated useful life of the asset. The principal useful lives applied are as follows:

DEPRECIATION PERIOD
Buildings
Office fixtures and fittings	3 years (1)
Equipment
Industrial materials and equipment	5 to 10 years
Technical facilities	5 to 10 years
Furniture and computer equipment:
Office equipment	5 to 10 years
IT equipment	3 years
Furniture	10 years
(1)Office fixtures and fittings estimated useful lives correspond to the Headquarters residual estimated lease term.
The following tables present changes in property, plant and equipment including the right of use of assets (or “ROU”) as of
December 31, 2021, 2022 and 2023:

(amounts in thousands of euros)	BUILDINGS	EQUIPMENT	FURNITURE AND COMPUTER EQUIPMENT	TOTAL	OF WHICH ROU
GROSS VALUES

AS OF JANUARY 1, 2021	593	447	194	1,234	636
Acquisition		23	87	109	62
Disposal		(67)	(46)	(114)	(16)
Transfer
AS OF DECEMBER 31, 2021	593	402	235	1,230	682
Acquisition	1,618	39	111	1,768	1,472
Disposal	(593)	(3)	(1)	(597)	(593)
Transfer
AS OF DECEMBER 31, 2022	1,618	436	346	2,400	1,561
Acquisition	350	103	161	614	350
Disposal	(622)	(27)		(649)	(649)
Transfer
AS OF DECEMBER 31, 2023	1,346	513	507	2,366	1,262

(amounts in thousands of euros)	BUILDINGS	EQUIPMENT	FURNITURE AND COMPUTER EQUIPMENT	TOTAL	OF WHICH ROU
DEPRECIATION

AS OF JANUARY 1, 2021	(222)	(368)	(151)	(741)	(243)
Increase	(222)	(45)	(30)	(297)	(244)
Decrease	—	67	46	114	16
AS OF DECEMBER 31, 2021	(445)	(346)	(134)	(925)	(470)
Increase	(407)	(35)	(38)	(481)	(414)
Decrease	593	3	1	597	593
AS OF DECEMBER 31, 2022	(259)	(378)	(171)	(808)	(290)
Increase	(578)	(36)	(94)	(708)	(498)
Decrease	—	27	—	27	27
AS OF DECEMBER 31, 2023	(837)	(387)	(265)	(1,488)	(761)

(amounts in thousands of euros)	BUILDINGS	EQUIPMENT	FURNITURE AND COMPUTER EQUIPMENT	TOTAL	OF WHICH ROU
NET BOOK VALUES
AS OF JANUARY 1, 2021	371	79	44	493	394
AS OF DECEMBER 31, 2021	148	56	101	305	212
AS OF DECEMBER 31, 2022	1,359	59	175	1,592	1,270
AS OF DECEMBER 31, 2023	509	126	242	878	501

Disclosure of allocation of acquisition cost	The allocation of the acquisition cost is as follows:

(Amounts in thousands of euros)	Amount allocated as of April 1, 2022
Cash prepayment made in 2021 ........	325
Loan granted to Prosynergia in 2021	1,400
Cash payment made in 2022 .............	2,925
Acquisition fees (1) ...........................	466
Earn-out measured at fair value ........	1,446
Total acquisition cost allocated ......	6,562

Patents ...............................................	6,529
Cash and cash equivalents ................	42

Total assets ......................................	6,571

Total liabilities .................................	(9)

Total net assets ................................	6,562
(1)Of which €451 thousand were disbursed in 2021 and €15 thousand in 2022. Acquired cash amounts to €42 thousand.